Revenue and Contracts with Customers (Details) - Schedule of Deferred Revenue Activity - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of deferred revenue activity [Abstract]
Deferred revenue beginning balance	$ 730,573	$ 1,117,703
Net additions	4,422,081	5,446,403
Revenue recognized	(4,839,554)	(5,833,533)
Deferred revenue ending balance	$ 313,100	$ 730,573